Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Payables and Accruals [Abstract]
Trade creditors	$ 252.0	$ 198.2
Accrued interest	14.5	4.7
Accrued customer rebates	121.3	126.2
Other creditors and accruals	75.5	58.6
Total accounts payable and accrued liabilities	$ 463.3	$ 387.7